LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

COLLECTION PERIOD:                        AUGUST 1-31, 2006               PAYMENT DATE:    SEP 15 2006
DETERMINATION DATE:                       SEP 11 2006                     REPORT BRANCH:   2061
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        OVERCOLLAT-
INITIAL DEAL                                 TOTAL          CLASS A-1      CLASS A-2        CLASS A-3      CLASS A-4    ERALIZATION
------------------------------------------------------------------------------------------------------------------------------------

Class Percentages                               100.00%          18.15%          32.44%          20.00%          29.41%      0.00%
Initial Pool Balance                     381,692,856.42   69,277,253.44  123,838,126.75   76,338,571.28  112,238,904.95       0.00
Prefunding                                68,307,143.58   12,397,746.56   22,161,873.25   13,661,428.72   20,086,095.05       0.00
Total Balance                            450,000,000.00   81,675,000.00  146,000,000.00   90,000,000.00  132,325,000.00       0.00
Note Balance Total                       450,000,000.00   81,675,000.00  146,000,000.00   90,000,000.00  132,325,000.00
Number of Contracts                              19,753
Class Pass Through Rates                                         5.150%          5.364%          5.418%          5.500%
Servicing Fee Rate                             1.75000%
Indenture Trustee Fee                          0.00300%
Custodian Fee                                  0.02000%
Backup Servicer Fee                            0.02000%
Insurance Premium Fee                          0.17500%
Class C Certificate Rate                       5.00000%

Initial Weighted Average APR                   11.8408%
Initial Weighted Average Monthly Dealer
      Participation Fee Rate                     0.000%
Initial Weighted Average Adjusted APR
      (net of Monthly Dealer
      Participation) of Remaining
      Portfolio                                11.8408%
Initial Weighted Average Remaining Term           65.79
Initial Weighted Average Original Term            68.71
------------------------------------------------------------------------------------------------------------------------------------
CURRENT MONTH CERTIFICATE                                                                                               OVERCOLLAT-
     BALANCES                                TOTAL          CLASS A-1      CLASS A-2        CLASS A-3      CLASS A-4    ERALIZATION
------------------------------------------------------------------------------------------------------------------------------------
BOP:
Prior Month Pool Balance                 408,758,843.06   40,433,843.06  146,000,000.00   90,000,000.00  132,325,000.00       0.00
Prefunding Pool Balance                            0.00            0.00            0.00            0.00            0.00       0.00
Total Pool Balance                       408,758,843.06   40,433,843.06  146,000,000.00   90,000,000.00  132,325,000.00       0.00
Total Note Balance                       404,051,815.15   35,726,815.15  146,000,000.00   90,000,000.00  132,325,000.00

EOP:
Number of Current Month Closed Contracts            574
Number of Reopened Loans                           0.00
Number of Contracts - EOP                        21,151
Pool Balance  -  EOP                     393,911,418.87   25,586,418.87  146,000,000.00   90,000,000.00  132,325,000.00       0.00
Prefunding Pool Balance                            0.00            0.00            0.00            0.00            0.00       0.00
Total Pool Balance  -  EOP               393,911,418.87   25,586,418.87  146,000,000.00   90,000,000.00  132,325,000.00       0.00
Total Note Balance - EOP                 387,954,258.94   19,629,258.94  146,000,000.00   90,000,000.00  132,325,000.00

Class Collateral Pool Factors                0.86212058      0.24033375      1.00000000      1.00000000      1.00000000

Weighted Average APR of Remaining
      Portfolio                               11.89079%
Weighted Average Monthly Dealer
      Participation Fee Rate                   0.00000%
Weighted Average Adjusted APR
      (net of Monthly Dealer
      Participation) of Remaining
      Portfolio                               11.89079%
Weighted Average Remaining Term                   62.78
Weighted Average Original Term                    68.79

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTION AMOUNT                                                                     CONTRACTS
-------------------------------------------------------------------------------------------------------------------------

     Monthly Payments:       Principal                                                6,010,414.26
                             Interest                                                 3,995,349.39
     Early Payoffs:          Principal Collected                                      8,066,693.38
                             Early Payoff Excess Servicing Compensation                       0.16
                             Early Payoff Principal Net of Rule of 78s Adj.           8,066,693.22             531
                             Interest                                                    94,783.40
     Liquidated Receivable:  Principal Collected                                        (19,678.80)
                             Liquidated Receivable Excess Servicing Compensation              0.00
                             Liquidated Receivable Principal Net of Rule of 78s         (19,678.80)             38
                             Interest                                                    (1,314.14)
     Purchase Amount:        Principal                                                  105,384.79               5
                             Interest                                                     6,495.06
                                          Total Principal                            14,162,813.47
                                          Total Interest                              4,095,313.71
                                          Total Principal and Interest               18,258,127.18
     Recoveries                                                                         306,756.22
     Excess Servicing Compensation                                                            0.16
     Late Fees & Miscellaneous Fees                                                      71,388.33
     Collection Account Customer Cash                                                18,636,271.89
     ADDITIONAL COLLECTION ACCOUNT CASH:
     Collection Account Investment Income                                                64,972.76
     Prefunding Account Investment Income                                                    40.69
     Mandatory Special Redemption                                                             0.00
     Available Funds                                                                 18,701,285.34

-------------------------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTION        SHORTFALL / DRAW
DISTRIBUTION                                                                           AMOUNT           DEFICIENCY CLAIM
-------------------------------------------------------------------------------------------------------------------------
                                                                                       18,701,285.34
Monthly Dealer Participation Fee                                               0.00    18,701,285.34         0.00
Prior Unpaid Dealer Participation Fee                                          0.00    18,701,285.34
Servicing Fees:                    Current Month Servicing Fee           596,106.65
                                   Prior Period Unpaid Servicing Fee           0.00
                                   Late Fees & Miscellaneous Fees         71,388.33
                                   Excess Servicing Compensation               0.16
                                                Total Servicing Fees:    667,495.14    18,033,790.20         0.00
Indenture Trustee Fee                                                      1,010.13    18,032,780.07         0.00
Custodian Fee                                                              6,812.65    18,025,967.42         0.00
Backup Servicer Fee                                                        6,812.65    18,019,154.77         0.00
Prior Unpaid Indenture Trustee Fee                                             0.00    18,019,154.77         0.00
Prior Unpaid Custodian Fee                                                     0.00    18,019,154.77         0.00
Prior Unpaid Backup Servicer Fee                                               0.00    18,019,154.77         0.00
-------------------------------------------------------------------------------------------------------------------------

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

-------------------------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTION        SHORTFALL / DRAW
DISTRIBUTION  CONTINUED                                                                AMOUNT           DEFICIENCY CLAIM
-------------------------------------------------------------------------------------------------------------------------

Class A-1 Note Interest:           Current Month                     158,438.50    17,860,716.27            0.00
                                   Prior Carryover Shortfall               0.00    17,860,716.27
Class A-2 Note Interest:           Current Month                     652,620.00    17,208,096.27            0.00
                                   Prior Carryover Shortfall               0.00    17,208,096.27
Class A-3 Note Interest:           Current Month                     406,350.00    16,801,746.27            0.00
                                   Prior Carryover Shortfall               0.00    16,801,746.27
Class A-4 Note Interest:           Current Month                     606,489.58    16,195,256.69            0.00
                                   Prior Carryover Shortfall               0.00    16,195,256.69
Principal Payment Amount:          Current Month                  10,140,396.28     6,054,860.41            0.00
                                   Prior Carryover Shortfall               0.00     6,054,860.41
Certificate Insurer:               Reimbursement Obligations               0.00     6,054,860.41            0.00
                                   Premium                            56,576.79     5,998,283.62            0.00
Class C Interest Payment Amount
                                   Current Month                      65,625.00     5,932,658.62            0.00
                                   Prior Carryover Shortfall               0.00     5,932,658.62            0.00
Supplemental Enhancement Account   Reimbursement                           0.00     5,932,658.62            0.00
Expenses:                          Trust Collateral Agent                  0.00     5,932,658.62            0.00
                                   Indenture Trustee                       0.00     5,932,658.62            0.00
                                   Backup Servicer                         0.00     5,932,658.62            0.00
                                   Custodian                               0.00     5,932,658.62            0.00
Distribution to (from) the Spread Account                          5,932,658.62             0.00
Distribution (from) the Supplemental Enhancement Account                   0.00             0.00

-------------------------------------------------------------------------------------------------------------------------
LIQUIDATED RECEIVABLES
-------------------------------------------------------------------------------------------------------------------------
                                                                                            Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                  Balance         Units
   BOP Liquidated Receivable Principal Balance    664,931.92    BOP Cram Down loss Balance     0.00          0.00
   Current Month Cram Down Loss                         0.00    Current Month Cram Down Loss   0.00          0.00
   Liquidation Principal Proceeds                 (19,678.80)
   Principal Loss                                 684,610.72
   Prior Month Cumulative Principal Loss LTD      374,953.93
   Cumulative Principal Loss LTD                1,059,564.65    Cumulative Cram Down Loss      0.00          0.00

-------------------------------------------------------------------------------------------------------------------------
STATISTICAL INFORMATION
-------------------------------------------------------------------------------------------------------------------------
                                                                   % OF TOTAL POOL
DELINQUENCY STATUS:           # OF CONTRACTS     AMOUNT                BALANCE
     Current                        17,445    325,078,607.26             82.53%
     1-29 Days                       3,396     63,839,995.27             16.21%
     30-59 Days                        185      2,832,990.60              0.72%
     60-89 Days                         82      1,503,394.02              0.38%
     90-119 Days                        32        505,090.43              0.13%
     120 Days or More                   11        151,341.29              0.04%
                       Total        21,151    393,911,418.87            100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

-------------------------------------------------------------------------------------------------------------------------
STATISTICAL INFORMATION CONTINUED
-------------------------------------------------------------------------------------------------------------------------

Trigger Analysis:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)
                                                  Trigger       Trigger     Event of Default    Event of
                             Current Month       Threshold       Event         Threshold         Default

Average Delinquency Ratio        0.92533%          5.25%          NO             7.25%             NO
Cumulative Default Rate             0.38%          3.58%          NO             3.81%             NO
Cumulative Loss Rate                0.14%          1.79%          NO             2.10%             NO

-------------------------------------------------------------------------------------------------------------------------
STATISTICAL INFORMATION CONTINUED
-------------------------------------------------------------------------------------------------------------------------
Repossession Statistics:
                             CERTIFICATE INVENTORY                                         RECOVERY INVENTORY
                             # OF CONTRACTS      AMOUNT*                                    # OF CONTRACTS      AMOUNT *
Prior Month Inventory                  27      522,739.66            Prior Month Inventory               0          0.00
Repurchased                             4       90,449.39                      Repurchased               0          0.00
Adjusted Prior Month Inventory         23      432,290.27   Adjusted Prior Month Inventory               0          0.00
Current Month Repos                    18      400,871.06              Current Month Repos              33    392,593.74
Repos Actually Liquidated              20      366,783.06     Repos from Trust Liquidation               0          0.00
Repos Liquidated at 60+ or 150+         0            0.00        Repos Actually Liquidated              29    309,204.54
Dealer Payoff                           0            0.00                    Dealer Payoff               0          0.00
Redeemed / Cured                        3       65,507.21                 Redeemed / Cured               0          0.00
Purchased Repos                         0            0.00                  Purchased Repos               0          0.00
Current Month Inventory                18      400,871.06          Current Month Inventory               4     83,389.20

                             *The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE AND CRAM DOWN LOSS STATISTICS:
                             # OF CONTRACTS        AMOUNT
Current Month Balance                  38      664,931.92
Cumulative Balance                     59    1,041,764.80
Current Month Proceeds                         (20,992.94)
Cumulative Proceeds                            (19,657.39)
Current Month Recoveries                       306,756.22
Cumulative Recoveries                          439,430.99

                                          RECEIVABLES LIQUIDATED AT 150 OR
                                          MORE DAYS DELINQUENT, 60 OR MORE
                                          DAYS PAST THE DATE AVAILABLE FOR SALE                  CUMULATIVE RECEIVABLES
                                          AND BY ELECTION:                                       LIQUIDATED AT 150 AND 60+:
                                                  Balance           Units                          Balance         Units
Prior Month                                     34,408.13               1                             0.00             0
Current Trust Liquidation Balance                3,243.37               1                         3,243.37             1
Current Monthly Principal Payments                (285.39)
Cram Down Loss                                       0.00
Reopened Loan Due to NSF                             0.00               0
Current Repurchases                                  0.00
Current Recovery Sale Proceeds                       0.00
Deficiency Balance of Sold Vehicles                  0.00
EOP                                             37,366.11               2                         3,243.37             1

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A
-----------------------------------------------------------------------------------------------------------
STATISTICAL INFORMATION CONTINUED
-----------------------------------------------------------------------------------------------------------

     SPREAD ACCOUNT RECONCILIATION
                                                                          REQUISITE AMOUNT:   5,625,000.01
Initial Deposit                                              4,771,160.71
BOP Balance                                                  5,625,000.01
Subsequent Transfer Required Deposit                                 0.00
Remaining Distribution Amount                                5,932,658.62
Investment Income                                               24,501.31
Current Month Draw                                                   0.00
EOP Balance Prior to Distribution                           11,582,159.94

Spread Account Release Amount                                5,957,159.93

EOP Balance                                                  5,625,000.01

Class A Principal Payment Amount                             5,957,159.93
Class C Supplemental Interest and Carryover Shortfall                0.00
Class R Certificateholder Distribution                               0.00

     CLASS C SUPPLEMENTAL ENHANCEMENT ACCOUNT

Total Deposit                                               15,750,000.00
BOP Balance                                                 15,750,000.00
Supplemental Enhancement Account Deposit                             0.00
Current Month Draw                                                   0.00
Supplemental Enhancement Account Investment Earnings            68,595.53
Supplemental Enhancement Account Investment Earnings
     Amount to Class C Certificateholder                       (68,595.53)
Class C Supplemental Enhancement Amount Before Release      15,750,000.00

Supplemental Enhancement Account Release Amount                      0.00

EOP Balance                                                 15,750,000.00

OVERCOLLATERALIZATION AMOUNT                                 5,957,159.93

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                      27,332,159.94            6.94%

REQUIRED TOTAL ENHANCEMENT AMOUNT                           35,452,027.70            9.00%

PREFUNDING ACCOUNT RECONCILIATION

     Initial Deposit                                        68,307,143.58
     BOP Balance                                                     0.00
     Subsequent Transfer                                             0.00
     Investment Income Earned                                       40.69
     Investment Income Deposited to Note Account                   (40.69)
     Mandatory Special Redemption                                    0.00
     Remaining Prefunding Balance                                                     0.00
     Undistributed Investment Income                                                  0.00
     EOP Balance Before Release to Servicer                                           0.00
     Prefunding Account Balance Released to Servicer                 0.00
     EOP Balance                                                     0.00

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

     ------------------------------------------------------------------------------------------------------
        CUMULATIVE LOSS:                                  CUMULATIVE GROSS DEFAULT:
     ------------------------------------------------------------------------------------------------------

           UP TO MONTH    TRIGGER EVENT   EVENT OF DEFAULT  UP TO MONTH    TRIGGER EVENT   EVENT OF DEFAULT
                3               0.79%          1.02%             3             1.57%            1.85%
                6               1.57%          1.87%             6             3.13%            3.39%
                9               1.96%          2.37%             9             3.73%            4.31%
               12               3.13%          3.39%            12             5.88%            6.15%
               15               3.56%          3.85%            15             6.77%            7.00%
               18               4.28%          4.61%            18             8.56%            8.39%
               21               4.66%          5.39%            21             8.98%            9.80%
               24               5.17%          5.85%            24             9.40%           10.63%
               27               5.50%          6.31%            27             10.00%          11.48%
               30               6.00%          6.76%            30             10.91%          12.30%
               33               6.34%          7.24%            33             11.52%          13.15%
               36               6.67%          7.54%            36             12.12%          13.71%
               39               6.83%          7.69%            39             12.43%          13.98%
               42               7.00%          8.00%            42             12.72%          14.54%
               45               7.00%          8.00%            45             12.72%          14.54%
               48               7.00%          8.00%            48             12.72%          14.54%
               51               7.00%          8.00%            51             12.72%          14.54%
               54               7.00%          8.00%            54             12.72%          14.54%
               57               7.00%          8.00%            57             12.72%          14.54%
               60               7.00%          8.00%            60             12.72%          14.54%
               63               7.00%          8.00%            63             12.72%          14.54%
               66               7.00%          8.00%            66             12.72%          14.54%
               69               7.00%          8.00%            69             12.72%          14.54%
               72               7.00%          8.00%            72             12.72%          14.54%
     ------------------------------------------------------------------------------------------------------

     -----------------------------------------------------
     AVERAGE DELINQUENCY RATIO:
     -----------------------------------------------------
           UP TO MONTH     TRIGGER EVENT  EVENT OF DEFAULT
               12               4.25%          6.25%
               24               5.25%          7.25%
               72               6.25%          8.25%
     -----------------------------------------------------

                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of August 31, 2006 and were performed in conformity with the Sale and Servicing Agreement dated May 1, 2006.

/s/ Maureen E. Morley
-----------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7